Average Annual Total Returns - AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	2.44%	8.53%	9.51%	19.96%	13.26%	11.20%	4.63%	9.65%	8.66%